Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of the Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30,
	2024	2025
Hong Kong profit tax:
- Current period	$-	$-
Income tax expenses	$-	$-

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

	For the six months ended June 30,
	2024	2025
Hong Kong statutory income tax rate	16.50%	16.50%
- Non-taxable income	2.45%	56.77%
- Non-deductible expenses	(11.76)%	(39.32)%
- Deductible temporary difference not recognized	(0.60)%	(0.07)%
- Tax loss not recognized	(6.59)%	(33.88)%
Effective tax rate	0.00%	0.00%

Schedule of Net Deferred Tax Asset

Significant components of the Company’s net deferred tax asset were as follows:

	As of
	December 31, 2024	June 30, 2025
Deferred tax asset
Net operating loss carryforwards	$27,143	$170,183
Total deferred tax asset	27,143	170,183
Valuation allowance	(27,143)	(170,183)
Deferred tax asset, net of allowance	$—	$—